UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (98.0%)
4,000	Abbott Laboratories	$214,480
1,500	Apple Computer, Inc.*	230,310
7,000	AT&T, Inc.	296,170
5,900	Baxter International, Inc.	332,052
2,500	Boeing Co.	262,475
8,012	Burger King Holdings, Inc.	204,226
2,500	Caterpillar, Inc.	196,075
3,500	Celgene Corp.*	249,585
3,500	Chevron Corp.	327,530
2,000	Chipotle Mexican Grill, Inc., Class A*	236,260
11,000	Cisco Systems, Inc.*	364,210
4,000	Colgate-Palmolive Co.	285,280
3,000	Danaher Corp.	248,130
10,000	Dell, Inc.*	276,000
3,425	Devon Energy Corp.	284,960
5,000	Ebay, Inc.*	195,100
12,000	EMC Corp.*	249,600
5,000	Emerson Electric Co.	266,100
1,500	Fluor Corp.	215,970
2,000	Franklin Resources, Inc.	255,000
7,000	Gilead Sciences, Inc.*	286,090
600	Google Inc., Class A*	340,362
6,000	Hewlett-Packard Co.	298,740
2,700	Honeywell International, Inc.	160,569
4,000	Illinois Tool Works, Inc.	238,560
15,000	Intel Corp.	387,900
3,000	International Business Machines Corp.	353,400
4,000	ITT Corp.	271,720
4,000	Johnson & Johnson	262,800
2,000	Johnson Controls, Inc.	236,220
5,500	Kellogg Co.	308,000
6,000	McDonald’s Corp.	326,820
5,600	Merck & Co., Inc.	289,464
10,000	Microsoft Corp.	294,600
4,000	Monsanto Co.	342,960
4,000	Northern Trust Corp.	265,080
15,000	Oracle Corp.*	324,750
5,000	PepsiCo, Inc.	366,300
6,000	Pilgrim’s Pride Corp.	208,380
3,000	Praxair, Inc.	251,280
3,500	Procter & Gamble Co.	246,190
3,000	Roper Industries, Inc.	196,500
3,000	Schlumberger Ltd.	315,000
4,000	Stericycle, Inc.*	228,640
5,000	T. Rowe Price Group, Inc.	278,450
7,000	Texas Instruments, Inc.	256,130
6,000	Thermo Electron Corp.*	346,320
2,500	Transocean, Inc.*	282,625
4,000	United Technologies Corp.	321,920
4,275	Waters Corp.*	286,083
2,750	Zimmer Holdings, Inc.*	222,722

Total Common Stocks		13,984,088

MONEY MARKET FUND — (0.0%)
206	Federated Prime Value Obligations Money Market Fund	206
Total Investments(Cost $10,972,766)(a) — 98.0%		13,984,294

Other assets in excess of liabilities — 2.0%		281,495

NET ASSETS — 100.0%		$14,265,789

(a)	Represents cost for financial reporting purposes.
*	Non-income producing security

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS — (57.1%)
86	3M Co.	$8,048
400	Air Products & Chemicals, Inc.	39,104
492	American International Group, Inc.	33,284
1,188	AT&T, Inc.	50,264
639	Bank of New York Mellon Corp.	28,205
710	Charles Schwab Corp. (The)	15,336
1,000	Cisco Systems, Inc.*	33,110
525	Citigroup, Inc.	24,502
731	Coca-Cola Co.	42,011
192	ConocoPhillips	16,852
509	Duke Energy Corp.	9,513
700	Emerson Electric Co.	37,254
600	Exxon Mobil Corp.	55,536
204	FPL Group, Inc.	12,420
1,063	General Electric Co.	44,008
565	Honeywell International, Inc.	33,601
800	J.P. Morgan Chase & Co.	36,656
359	Johnson & Johnson	23,586
267	Kellogg Co.	14,952
371	McDonald’s Corp.	20,208
430	Merck & Co., Inc.	22,227
946	Microsoft Corp.	27,869
1,232	Oracle Corp.*	26,673
397	PepsiCo, Inc.	29,084
265	Praxair, Inc.	22,196
600	Procter & Gamble Co.	42,204
300	Schlumberger Ltd.	31,500
572	Target Corp.	36,362
631	Texas Instruments, Inc.	23,088
1,194	TJX Companies, Inc.	34,710
584	United Technologies Corp.	47,000
410	Weatherford International Ltd.*	27,544
653	Wells Fargo & Co.	23,260
344	Zimmer Holdings, Inc.*	27,861

Total Common Stocks		1,000,028

U.S. GOVERNMENT AGENCY — (29.5%)
Fannie Mae
30,000	5.75%, 2/15/08	30,087
75,000	6.63%, 9/15/09 – 11/15/10	79,175
25,000	5.50%, 3/15/11	25,809
50,000	5.13%, 1/2/14	50,485
30,000	5.00%, 2/13/17	30,062
20,000	7.25%, 5/15/30	25,196
Federal Home Loan Bank
25,000	4.63%, 2/15/12	25,032
25,000	3.88%, 6/14/13	23,966
30,000	7.13%, 2/15/30	37,168
Freddie Mac
35,000	2.75%, 3/15/08	34,663
50,000	3.63%, 9/15/08	49,546
50,000	3.38%, 4/15/09	49,212
30,000	6.00%, 6/15/11	31,511
25,000	5.13%, 7/15/12	25,553

Total U.S. Government		517,465

U.S. TREASURY OBLIGATIONS — (9.0%)
U.S. Treasury Note
125,000	4.50%, 5/15/10 – 5/15/17	125,376
5,000	6.13%, 11/15/27	5,785
$25,000	5.38%, 2/15/31	26,762

Total U.S. Treasury Obligations		157,923

Total Investments(Cost $1,385,922)(a) — 95.6%		1,675,416

Other assets in excess of liabilities — 4.4%		77,590

NET ASSETS — 100.0%		$1,753,006

(a)	Represents cost for financial reporting purposes.
*	Non-income producing security

See notes to schedules of portfolio investments.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (96.4%)
3,400	Abercrombie & Fitch Co., Class A	$274,380
10,300	Activision, Inc.*	222,377
2,200	Allegheny Technologies, Inc.	241,890
2,400	Allergan, Inc.	154,728
6,000	Amdocs Ltd.*	223,140
5,900	Broadcom Corp., Class A*	214,996
4,100	C.H. Robinson Worldwide, Inc.	222,589
12,400	Cadence Design Systems, Inc.*	275,156
8,100	CapitalSource, Inc.	163,944
4,735	Coach, Inc.*	223,823
2,600	Cognizant Technology Solutions Corp.*	207,402
12,750	Coldwater Creek, Inc.*	138,465
7,000	Complete Production Services, Inc.*	143,360
2,200	Covance, Inc.*	171,380
5,000	DaVita, Inc.*	315,900
7,200	E*TRADE Financial Corp.*	94,032
4,400	Electronic Arts, Inc.*	246,356
5,500	Express Scripts, Inc.*	307,010
3,150	GEN-Probe, Inc.*	209,727
4,700	Guess?, Inc.	230,441
5,800	Herbalife Ltd.	263,668
4,600	IDEX Corp.	167,394
5,000	International Game Technology	215,500
7,300	Intersil Corp., Class A	244,039
8,300	Intuit, Inc.*	251,490
3,200	ITT Corp.	217,376
2,100	J.C. Penney Co., Inc.	133,077
2,100	Jones Lang LaSalle, Inc.	215,796
3,575	Joy Global, Inc.	181,825
3,000	Juniper Networks, Inc.*	109,830
7,100	Logitech International*	209,805
2,000	Manpower, Inc.	128,700
4,700	Marriott International, Inc., Class A	204,309
2,000	Martin Marietta Materials, Inc.	267,100
6,600	Maxim Integrated Products, Inc.	193,710
2,200	MICROS Systems, Inc.*	143,154
3,500	Nabors Industries Ltd.*	107,695
9,500	National Semiconductor Corp.	257,640
2,400	National-Oilwell Varco, Inc.*	346,800
9,700	Network Appliance, Inc.*	261,027
3,330	NII Holdings, Inc.*	273,559
4,680	Nordstrom, Inc.	219,445
3,100	Pediatrix Medical Group, Inc.*	202,802
5,300	Pharmaceutical Product Development, Inc.	187,832
2,300	Polo Ralph Lauren Corp.	178,825
2,000	Precision Castparts Corp.	295,960
3,800	ProAssurance Corp.*	204,706
7,700	Psychiatric Solutions, Inc.*	302,456
4,100	Respironics, Inc.*	196,923
5,900	Scientific Games Corp., Class A*	221,840
4,600	Spirit Aerosystems Holding, Inc., Class A*	179,124
2,350	Starwood Hotels & Resorts Worldwide, Inc.	142,763
4,900	Stericycle, Inc.*	280,084
4,900	Superior Energy Services, Inc.*	173,656
4,600	T. Rowe Price Group, Inc.	256,174
8,100	Time Warner Telecom, Inc., Class A*	177,957
3,450	Ultra Petroleum Corp.*	214,038
7,200	Urban Outfitters, Inc.*	156,960
2,600	Varian Semiconductor Equipment Associates, Inc.*	139,152
4,240	VCA Antech, Inc.*	177,020
1,100	Zions Bancorp	75,537

Total Common Stocks		12,657,844

MONEY MARKET FUNDS — (0.5%)
34,620	Dreyfus Cash Management Money Market Fund	34,620
34,620	Federated Prime Value Obligations Money Market Fund	34,620

Total Money Market Funds		69,240

Total Investments(Cost $9,729,452)(a) — 96.9%		12,727,084

Other assets in excess of liabilities — 3.1%		411,833

NET ASSETS — 100.0%		$13,138,917

(a)	Represents cost for financial reporting purposes.
*	Non-income producing security

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (94.1%)
4,500	3M Co.	$421,110
7,424	Abbott Laboratories	398,075
9,933	Alcoa, Inc.	388,579
7,932	Allstate Corp.	453,631
7,640	Altria Group, Inc.	531,209
8,299	American International Group, Inc.	561,427
2,000	Amgen, Inc.*	113,140
5,511	Anheuser-Busch Cos., Inc.	275,495
14,200	Applied Materials, Inc.	293,940
16,047	AT&T, Inc.	678,949
2,412	Avery Dennison Corp.	137,532
10,604	Bank of America Corp.	533,063
9,566	Bank of New York Mellon Corp.	422,243
3,700	Carnival Corp., Class A	179,191
3,154	Caterpillar, Inc.	247,368
6,969	Chevron Corp.	652,159
8,792	Citigroup, Inc.	410,323
3,420	Computer Sciences Corp.*	191,178
7,712	ConocoPhillips	676,882
4,208	CVS Corp.	166,763
5,763	Discover Financial Services*	119,870
9,875	Dow Chemical Co.	425,218
4,501	Edison International	249,580
2,560	Eli Lilly & Co.	145,741
6,352	Exxon Mobil Corp.	587,941
5,231	Fiserv, Inc.*	266,049
1,962	Fortune Brands, Inc.	159,883
2,441	FPL Group, Inc.	148,608
12,290	General Electric Co.	508,806
7,674	Halliburton Co.	294,682
4,918	Hartford Financial Services Group, Inc.	455,161
7,500	Intel Corp.	193,950
2,525	International Business Machines Corp.	297,445
17,125	J.P. Morgan Chase & Co.	784,667
5,697	Johnson & Johnson	374,293
9,029	Kraft Foods, Inc., Class A	311,591
10,144	Marathon Oil Corp.	578,411
2,138	Medco Health Solutions, Inc.*	193,254
1,478	Merrill Lynch & Co., Inc.	105,352
8,500	MetLife, Inc.	592,705
2,926	Morgan Stanley	184,338
9,339	National City Corp.	234,316
3,444	Northrop Grumman Corp.	268,632
15,017	Pfizer, Inc.	366,865
2,875	Pinnacle West Capital Corp.	113,591
7,466	Pitney Bowes, Inc.	339,106
5,927	Spectra Energy Corp.	145,093
3,438	Sunoco, Inc.	243,342
4,975	SunTrust Banks, Inc.	376,458
1,900	The Black & Decker Corp.	158,270
20,000	Time Warner, Inc.	367,200
10,264	TJX Companies, Inc.	298,374
2,879	UnitedHealth Group, Inc.	139,430
4,761	UST, Inc.	236,146
7,229	Verizon Communications, Inc.	320,100
3,130	Wal-Mart Stores, Inc.	136,625
8,401	Windstream Corp.	118,622

Total Investments(Cost $14,984,295)(a) — 94.1%		18,571,972

Other assets in excess of liabilities — 5.9%		1,173,153

NET ASSETS — 100.0%		$19,745,125

(a)	Represents cost for financial reporting purposes.
*	Non-income producing security

See notes to schedules of portfolio investments.

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2007 (Unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Coventry Funds Trust (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States  of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions—During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements:

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The cost basis of investments for financial reporting purposes at September 30, 2007 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Quality Growth VIP Fund	$10,972,766	$3,027,192	$(15,664)	$3,011,528
Balanced VIP Fund	1,385,922	291,943	(2,449)	289,494
Mid Cap VIP Fund	9,729,452	3,461,013	(463,381)	2,997,632
Disciplined Value VIP Fund	14,984,295	3,883,258	(295,581)	3,587,677

The investment concentrations for the Funds as a percentage of net assets, by industry, as of September 30, 2007, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Aerospace/Defense	4.10%	2.68%	1.36%	1.36%
Agriculture	—	—	—	1.20%
Apparel	—	—	4.82%	—
Auto Parts & Equipment	1.66%	—	—	—
Banks	1.86%	2.94%	1.82%	7.93%
Beverages	2.57%	4.06%	—	1.40%
Biotechnology	2.01%	—	—	0.57%
Cash Equivalents	^	—	0.53%	—
Chemicals	—	3.50%	—	2.15%
Commercial Services	—	—	2.41%	2.69%
Computers	14.04%	—	5.27%	3.82%
Cosmetics/Personal Care	3.73%	2.41%	—	—
Diversified Financial Services	3.74%	4.36%	2.67%	8.13%
Electric	—	1.25%	—	2.59%
Electrical Components & Equipment	1.87%	2.13%	—	—
Electronics	2.43%	—	—	—
Engineering & Construction	1.51%	—	—	—
Entertainment	—	—	1.69%	1.86%
Environmental Control	1.60%	—	2.13%	—
Food	2.16%	0.85%	—	1.58%
Food Service	1.46%	—	—	—
Hand/Machine Tools	—	—	—	0.80%
Healthcare-Products	5.73%	2.93%	5.50%	1.90%
Healthcare-Services	—	—	5.15%	0.71%
Household Products/Wares	—	—	—	0.81%
Insurance	—	1.90%	1.56%	10.45%
Internet	3.75%	—	0.84%	—
Iron/Steel	—	—	1.84%	—
Leisure Time	—	—	—	0.91%
Lodging	—	—	2.64%	—
Machinery-Construction & Mining	1.37%	—	2.66%	1.25%
Metal Fabricate/Hardware	—	—	2.25%	—
Mining	—	—	—	1.97%
Miscellaneous Manufacturing	7.82%	4.89%	3.69%	5.41%
Office/Business Equipment	—	—	—	1.72%
Oil & Gas	4.29%	4.13%	3.54%	13.90%
Oil & Gas Services	4.19%	3.37%	3.96%	1.49%
Pharmaceuticals	7.26%	1.27%	6.87%	5.59%
Pipelines	—	—	—	0.73%
Real Estate	—	—	1.64%	—
Retail	5.38%	5.21%	7.02%	3.05%
Semiconductors	4.51%	1.32%	8.02%	2.47%
Software	4.34%	3.11%	6.57%	—
Sovereign	—	38.53%	—	—
Storage/Warehousing	—	—	1.99%	—
Telecommunications	4.62%	4.76%	5.13%	5.66%
Toys/Games/Hobbies	—	—	1.64%	—
Transportation	—	—	1.69%	—

^ Amount less than 0.05%.

Total	98.00%	95.60%	96.90%	94.10%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer
Date	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ David Bunstine
David Bunstine, President
Date	November 28, 2007

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer
Date	November 28, 2007